Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 87,842	$ 76,359
Gross unrealized gains on FVOCI securities	176	50
Gross unrealized losses on FVOCI securities	(133)	(388)
Financial assets measured at fair value through other comprehensive income	87,885	76,021
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	88,821	77,012
Gross unrealized gains on FVOCI securities	241	101
Gross unrealized losses on FVOCI securities	(157)	(420)
Financial assets measured at fair value through other comprehensive income	88,905	76,693
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	15,531	11,715
Gross unrealized gains on FVOCI securities	9	1
Gross unrealized losses on FVOCI securities	(17)	(31)
Financial assets measured at fair value through other comprehensive income	15,523	11,685
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	16,484	16,506
Gross unrealized gains on FVOCI securities	50	9
Gross unrealized losses on FVOCI securities	(41)	(101)
Financial assets measured at fair value through other comprehensive income	16,493	16,414
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	33,345	29,362
Gross unrealized gains on FVOCI securities	64	10
Gross unrealized losses on FVOCI securities	(58)	(220)
Financial assets measured at fair value through other comprehensive income	33,351	29,152
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	7,727	5,542
Gross unrealized gains on FVOCI securities	31	22
Gross unrealized losses on FVOCI securities	(2)	(4)
Financial assets measured at fair value through other comprehensive income	7,756	5,560
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	3,716	3,493
Gross unrealized gains on FVOCI securities	5
Gross unrealized losses on FVOCI securities	(12)	(23)
Financial assets measured at fair value through other comprehensive income	3,709	3,470
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	947	656
Gross unrealized gains on FVOCI securities		1
Financial assets measured at fair value through other comprehensive income	947	657
Unrealized gain losses on FVOCI securities [member] | Corporate and other debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,092	9,085
Gross unrealized gains on FVOCI securities	17	7
Gross unrealized losses on FVOCI securities	(3)	(9)
Financial assets measured at fair value through other comprehensive income	10,106	9,083
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	979	653
Gross unrealized gains on FVOCI securities	65	51
Gross unrealized losses on FVOCI securities	(24)	(32)
Financial assets measured at fair value through other comprehensive income	$ 1,020	$ 672